Income Taxes - Schedule of Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Sales type lease income	$ 15,409	$ 14,929
Operating lease income	442	1,029
Taxable temporary differences arising from long-lived assets	226	384
Net deferred tax liabilities	$ 16,077	$ 16,342